Large Capitalization Growth Portfolio
SUMMARY: LARGE CAPITALIZATION GROWTH PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Large Capitalization Growth Portfolio (Large Cap Growth Portfolio) is long-term capital appreciation.
PORTFOLIO FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Large Capitalization Growth Portfolio	Class T	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none
Redemption fee	none	none
Exchange fee	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Large Capitalization Growth Portfolio	Class T	Class R
Management Fees	0.60%	0.60%
+Distribution and service (12b-1) fees	none	0.75%
+Other expenses	0.24%	0.24%
=Total Annual Portfolio Operating Expenses	0.84%	1.59%
- Distribution Fee waiver or expense reimbursement	none	(0.25%)
= Net annual Portfolio operating expenses	0.84%	1.34%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Portfolio for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Portfolio’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Large Capitalization Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	86	268	466	1,037
Class R	136	477	842	1,868

If Shares Are Not Redeemed
Expense Example, No Redemption Large Capitalization Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class T	86	268	466	1,037
Class R	136	477	842	1,868

° The distributor of the Portfolio has contractually agreed through February 28, 2013 to reduce its distribution and service (12b-1) fees for the Portfolio’s Class R shares to .50% of the average daily net assets of the Class R shares of the Portfolio. This waiver may not be terminated by the distributor prior to February 28, 2013, and may be renewed, modified or discontinued thereafter. The decision on whether to renew, modify or discontinue the waiver is subject to review by the distributor and the Portfolio’s Board of Trustees.
Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the Portfolio’s most recent fiscal year, the Portfolio’s portfolio turnover rate was 97% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio seeks investments that will increase in value. To achieve our investment objective, the Portfolio purchases stocks of large companies that the Portfolio believes will experience earnings growth at a rate faster than that of the Standard & Poor’s 500® Composite Stock Price Index (S&P 500). The Portfolio normally invests at least 80% of its investable assets in common stocks of large companies. Large companies are defined as companies with market capitalizations like those in the Russell 1000 Index. As of December 31, 2011, the Russell 1000 Index’s median market capitalization was approximately $5.053 billion, and the largest company by market capitalization was $417.535 billion. Market capitalization is measured at the time of purchase.

Although the Portfolio invests primarily in common stocks of U.S. companies, the portfolio may also purchase common stocks of foreign companies, including foreign companies operating in emerging market countries. The Portfolio may also invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs, ADSs, GDRs and EDRs are certificates—usually issued by a bank or trust company—that represent an equity investment in a foreign company. ADRs and ADSs are issued by U.S. banks and trust companies and are valued in U.S. dollars. EDRs and GDRs are issued by foreign banks and trust companies and are usually valued in foreign currencies.

The Portfolio may also invest in other equity securities, including, but not limited to, exchange-traded funds, convertible securities, preferred stock and real estate investment trusts.

Principal Risks of Investing in the Portfolio.

All investments have risks to some degree. Please remember that an investment in the Portfolio is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Market Risk. Your investment in Portfolio shares represents an indirect investment in the securities owned by the Portfolio. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Portfolio shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Portfolio dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Risk of Increase in Expenses. Your actual cost of investing in the Portfolio may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

Equity Securities Risk. There is the risk that the price of a particular stock the Portfolio owns could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of them in which the Portfolio invests could go down. Different sectors of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Style Risk. The risk that the particular investment style followed by the Portfolio may be out of favor for a period of time.

Foreign Securities Risk. Investing in securities of non-U.S. issuers generally involves more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies could also affect the value of the assets the Portfolio holds and the Portfolio’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Portfolio’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation, political or financial instability and adverse diplomatic developments. Dividends or interest on, or proceeds from the sale of, non-U.S. securities may be subject to non-U.S. withholding taxes, and special U.S. tax considerations may apply.

For more information on the risks of investing in this Portfolio, please see Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Portfolio’s Past Performance.

The following bar chart shows the Portfolio’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Portfolio by showing how returns can change from year to year and by showing how the Portfolio’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Portfolio will achieve similar results in the future. Updated Portfolio performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class T Shares)

Best Quarter:		Worst Quarter:
16.43%	2nd Quarter 2003	-22.84%	3rd Quarter 2002

Average Annual Total Returns % (as of 12/31/2011)
Average Annual Total Returns Large Capitalization Growth Portfolio	One Year	Five Years	Ten Years	Since Inception	Inception Date
Return Before Taxes Class T Shares	(1.42%)	(0.80%)	0.97%
Return Before Taxes Class R Shares	(1.93%)	(1.31%)		0.44%	Aug. 22, 2006
Return After Taxes on Distributions Class T Shares	(1.47%)	(1.09%)	0.56%
Return After Taxes on Distributions and Sale of Portfolio Shares Class T Shares	(0.86%)	(0.67%)	0.83%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Lipper Large-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	(1.91%)	0.96%	1.94%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than certain return figures because when a capital loss occurs upon the redemption of Portfolio shares, a tax deduction is provided that benefits the investor.